Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid and input VAT		¥ 33,793		¥ 11,652
Inventory		14,240		14,153
Prepaid expenses	[1]	13,394		25,153
Receivables from third-party payment agencies		12,984		16,271
Interest receivables		12,239		6,861
Deposits	[2]	9,807		11,043
Other receivables		4,118		3,678
Prepaid marketing expenses		3,489		4,829
Staff advances		1,253		1,569
Others		3,701		3,063
Total		¥ 109,018	$ 15,355	¥ 98,272

[1]	Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.
[2]	Represented rental deposits and deposits for search engine marketing activities which all being refundable within one year.